Stock-Based Compensation - Share-based Payment Arrangement, Option, Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share Based Payment Arrangement Option Activity Abstract
Granted, Shares	0	0
Granted, Weighted-Average Exercise Price	$ 0	$ 0
Exercise, Shares	0	(11,999)
Exercised, Weighted-Average Exercis Price	$ 0	$ 1.98
Cancelled/forfeited/expired , Shares	(44,670)	(170,169)
Cancelled/forfeited/expired, Weighted-Average Exercis Price	$ 3.54	$ 3.6
Outstanding, Shares	583,974	766,142
Outstanding, Weighted-Average Exercise Price	$ 4.2	$ 3.76
Exercisable, Shares	373,971	407,974
Exercisable, Weighted-Average Exercise Price	$ 5.3	$ 4.2
Outstanding, Shares	539,304	583,974
Outstanding, Weighted-Average Exercise Price	$ 4.3	$ 4.2